Provision for environmental rehabilitation (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current provisions	$ 55,738	$ 55,455	$ 47,581
Discount rate used in current estimate of value in use	2.50%	2.50%	2.25%
Provision for decommissioning, restoration and rehabilitation costs [member]
Discount rate used in current estimate of value in use	2.50%	2.50%
Loulo gold mine [Member]
Non-current provisions	$ 27,200	$ 23,900
Tongon gold mine [Member]
Non-current provisions	19,700	23,900
Gounkoto gold mine [Member]
Non-current provisions	$ 8,800	$ 7,700